CONVERTIBLE REDEEMABLE PREFERRED SHARES - Schedule of preferred shares activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	¥ 4,914,048	¥ 1,920,698	¥ 255,938
Beginning Balance, Shares	895,216,752	645,600,000	591,650,000
Former Series A Capital Contribution including exercise of Series Seed Warrant, net of issuance cost			¥ 36,104
Former Series A Capital Contribution including exercise of Series Seed Warrant, net of issuance cost (in shares)			53,950,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 1,532,012	¥ 2,187,633	¥ 1,628,656
Redesignation To Preferred Stock From Ordinary Stock Value		¥ 60,799
Re designation To Preferred Stock From Ordinary Stock Value In Shares		116,600,000
Issuance of Series B Preferred Shares, net of issuance cost		¥ 622,369
Issuance of Series B Preferred Shares, net of issuance cost (Shares)		111,911,357
Issuance of Series B+ Preferred Shares, net of issuance cost		¥ 122,549
Issuance of Series B+ Preferred Shares, net of issuance cost (Shares)		21,105,395
Convert to ordinary shares upon initial public offering cost	¥ (6,446,060)
Convert to ordinary shares upon initial public offering (Shares)	(895,216,752)
Ending, Balance		¥ 4,914,048	¥ 1,920,698
Ending Balance, Shares		895,216,752	645,600,000
Series Seed Preferred Shares [Member]
Beginning Balance	¥ 1,977,336	¥ 1,088,920	¥ 118,202
Beginning Balance, Shares	373,000,000	373,000,000	373,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 717,062	¥ 888,416	¥ 970,718
Convert to ordinary shares upon initial public offering cost	¥ (2,694,398)
Convert to ordinary shares upon initial public offering (Shares)	(373,000,000)
Ending, Balance		¥ 1,977,336	¥ 1,088,920
Ending Balance, Shares		373,000,000	373,000,000
Series A Preferred Stock [Member]
Beginning Balance	¥ 2,090,722	¥ 831,778	¥ 137,736
Beginning Balance, Shares	389,200,000	272,600,000	218,650,000
Former Series A Capital Contribution including exercise of Series Seed Warrant, net of issuance cost			¥ 36,104
Former Series A Capital Contribution including exercise of Series Seed Warrant, net of issuance cost (in shares)			53,950,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 725,654	¥ 1,198,145	¥ 657,938
Redesignation To Preferred Stock From Ordinary Stock Value		¥ 60,799
Re designation To Preferred Stock From Ordinary Stock Value In Shares		116,600,000
Convert to ordinary shares upon initial public offering cost	¥ (2,816,376)
Convert to ordinary shares upon initial public offering (Shares)	(389,200,000)
Ending, Balance		¥ 2,090,722	¥ 831,778
Ending Balance, Shares		389,200,000	272,600,000
Series B Preferred Stock [Member]
Beginning Balance	¥ 708,609		¥ 0
Beginning Balance, Shares	111,911,357		0
Accretion on convertible redeemable preferred shares to redemption value	¥ 76,190	¥ 86,240
Issuance of Series B Preferred Shares, net of issuance cost		¥ 622,369
Issuance of Series B Preferred Shares, net of issuance cost (Shares)		111,911,357
Convert to ordinary shares upon initial public offering cost	¥ (784,799)
Convert to ordinary shares upon initial public offering (Shares)	(111,911,357)
Ending, Balance		¥ 708,609
Ending Balance, Shares		111,911,357
Series B Plus Preferred Shares [Member]
Beginning Balance	¥ 137,381		¥ 0
Beginning Balance, Shares	21,105,395		0
Accretion on convertible redeemable preferred shares to redemption value	¥ 13,106	¥ 14,832
Issuance of Series B+ Preferred Shares, net of issuance cost		¥ 122,549
Issuance of Series B+ Preferred Shares, net of issuance cost (Shares)		21,105,395
Convert to ordinary shares upon initial public offering cost	¥ (150,487)
Convert to ordinary shares upon initial public offering (Shares)	(21,105,395)
Ending, Balance		¥ 137,381
Ending Balance, Shares		21,105,395